Roundhill Video Games ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.3%
Computers — 1.3%
Keywords Studios PLC (b)	15,016	$246,976

Internet — 4.9%
NCSoft Corp. (b)	2,325	355,766
Webzen, Inc. (b)	20,740	254,195
Wemade Co., Ltd. (b)	7,771	349,803
		959,764
Software — 73.6% (d)
AppLovin Corp. - Class A (a)(e)	11,602	803,090
Capcom Co., Ltd. (b)	30,000	560,177
CD Projekt SA (b)	12,633	370,334
COLOPL, Inc. (b)	71,100	289,389
Com2uS Corp. (b)	7,757	244,306
DeNA Co., Ltd. (b)	35,500	350,320
Electronic Arts, Inc. (e)	12,461	1,653,201
Embracer Group AB (a)(b)(e)	183,501	400,635
Gree, Inc. (b)	77,900	247,579
GungHo Online Entertainment, Inc. (b)	21,500	343,429
IGG, Inc. (a)(b)	567,000	239,074
International Games System Co., Ltd. (b)	16,572	582,546
Kakao Games Corp. (a)(b)	15,466	268,250
Koei Tecmo Holdings Co., Ltd. (b)	25,400	269,952
Konami Group Corp. (b)	7,200	488,579
Krafton, Inc. (a)(b)	2,986	554,503
MIXI, Inc. (b)	17,800	307,203
Modern Times Group AB - Class B (a)(b)	41,055	320,988
Netmarble Corp. (a)(b)(f)	6,702	314,129
Nexon Co., Ltd. (b)	31,800	527,391
Paradox Interactive AB (b)	15,822	278,334
Pearl Abyss Corp. (a)(b)	11,720	264,217
ROBLOX Corp. - Class A (a)	31,138	1,188,849
Sega Sammy Holdings, Inc. (b)	29,200	360,116
Square Enix Holdings Co., Ltd. (b)	9,200	353,909
Stillfront Group AB (a)(b)	283,265	252,413
Take-Two Interactive Software, Inc. (a)(e)	9,129	1,355,565
Team17 Group PLC (a)(b)	82,429	244,702
Ubisoft Entertainment SA (a)(b)	14,359	302,477
Unity Software, Inc. (a)(e)	21,317	569,164
		14,304,821
Toys/Games/Hobbies — 19.5%
Bandai Namco Holdings, Inc. (b)	28,400	525,047
Nintendo Co., Ltd. (b)	59,600	3,252,413
		3,777,460
TOTAL COMMON STOCKS (Cost $20,608,075)		19,289,021

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund, Class X, 5.23% (c)	27,430	27,430
TOTAL SHORT-TERM INVESTMENTS (Cost $27,430)		27,430

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	3,889,316	3,889,316
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,889,316)		3,889,316

TOTAL INVESTMENTS (Cost $24,524,821) — 119.4%		23,205,767
Other assets and liabilities, net — (19.4)%		(3,777,493)
NET ASSETS — 100.0%		$19,428,274

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of March 31, 2024. The market value of securities out on loan is $3,845,031.
(f)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	Japan	40.5%
	United States	28.7%
	Republic of Korea	13.4%
	Sweden	6.5%
	Taiwan	3.0%
	United Kingdom	2.5%
	Poland	1.9%
	France	1.6%
	Cayman Islands	1.2%
	Total Country	99.3%
	SHORT-TERM INVESTMENTS	0.1%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	20.0%
	TOTAL INVESTMENTS	119.4%
	Other assets and liabilities, net	-19.4%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$19,289,021	$-	$-	$19,289,021
Money Market Fund	27,430	-	-	27,430
Investments Purchased With Proceeds From Securities Lending**	-	-	-	3,889,316
Total Investments - Assets	$19,316,451	$-	$-	$23,205,767

* See the Schedule of Investments for industry classifications.
**Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.